Label	Element	Value
THE HARTFORD HIGH YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income, and long-term total return.
Expense [Heading]	rr_ExpenseHeading	Your Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 123 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class Y, or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

You invest $10,000

Your investment has a 5% return each year

The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

You reinvest all dividends and distributions

You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (also referred to as “junk bonds”). In seeking to achieve the Fund’s investment objective, the sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests in specific issuers and securities that it considers to be attractive for providing current income as well as total return. The Fund may invest up to 30% of its net assets in securities of foreign issuers, including from emerging markets, and up to 10% of its net assets in non-dollar securities. The Fund may invest in bonds of any maturity or duration. The Fund may make use of derivatives investments, including futures and options, swap transactions, forwards and foreign currency transactions to manage risk, to replicate securities the Fund could buy that are not currently available in the market, to manage liquidity, or for other investment purposes. The Fund may invest in “Rule 144A” securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

As part of the portfolio construction process, Wellington Management combines its top-down strategy with its bottom-up fundamental research. As part of this process, Wellington Management focuses on risk management, including considering certain environmental, social and/or governance (ESG) factors; analysis of the business cycle; and sector and quality positioning.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

High Yield Investments Risk −High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Interest Rate Risk −The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. remain near historic lows and the Federal Reserve Board may raise interest rates. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Credit Risk −Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk −Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Event Risk −Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Foreign Investments Risk −Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Restricted Securities Risk −Restricted securities are subject to the risk that they may be difficult to sell at the time and price the Fund prefers.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. The sub-adviser’s integration of ESG factors into its investment process may not work as intended. ESG factors are not the only factors considered and as a result, certain companies in which the Fund invests may not be considered an ESG company or have a high ESG rating.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk −Certain transactions, such as the use of derivatives, may give rise to leverage. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Forward Currency Contracts Risk −A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:

Assume reinvestment of all dividends and distributions

Include the Fund’s performance when it had a different sub-adviser prior to March 5, 2012

Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:

Shows how the Fund’s total return has varied from year to year

Returns do not include sales charges. If sales charges were reflected, returns would have been lower

Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not include sales charges. If sales charges were reflected, returns would have been lower
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 7.38% (1st quarter, 2019) Lowest -6.49% (3rd quarter, 2011)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(including sales charges)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the "Performance Notes" section in the Fund's statutory prospectus.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2019 (including sales charges)
THE HARTFORD HIGH YIELD FUND | Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.32%
5 Years	rr_AverageAnnualReturnYear05	6.13%
10 Years	rr_AverageAnnualReturnYear10	7.57%
THE HARTFORD HIGH YIELD FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.27%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,807
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	553
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	797
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,059
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,807
Annual Return 2010	rr_AnnualReturn2010	14.88%
Annual Return 2011	rr_AnnualReturn2011	3.56%
Annual Return 2012	rr_AnnualReturn2012	13.42%
Annual Return 2013	rr_AnnualReturn2013	6.01%
Annual Return 2014	rr_AnnualReturn2014	2.22%
Annual Return 2015	rr_AnnualReturn2015	(4.33%)
Annual Return 2016	rr_AnnualReturn2016	13.10%
Annual Return 2017	rr_AnnualReturn2017	7.09%
Annual Return 2018	rr_AnnualReturn2018	(3.55%)
Annual Return 2019	rr_AnnualReturn2019	14.67%
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.51%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	5.99%
THE HARTFORD HIGH YIELD FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	3.68%
THE HARTFORD HIGH YIELD FUND | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	3.62%
THE HARTFORD HIGH YIELD FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_Component2OtherExpensesOverAssets	0.22%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.81%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,195
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	584
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,195
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.85%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	5.70%
THE HARTFORD HIGH YIELD FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.18%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,034
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	463
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,034
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	6.79%
THE HARTFORD HIGH YIELD FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_Component2OtherExpensesOverAssets	0.31%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.36%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	454
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,748
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	6.18%
THE HARTFORD HIGH YIELD FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.26%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,411
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	361
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,411
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	6.49%
THE HARTFORD HIGH YIELD FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	264
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	467
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,052
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	6.80%
THE HARTFORD HIGH YIELD FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,055
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,055
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	6.82%
THE HARTFORD HIGH YIELD FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.09%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.71%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	927
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	413
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 927
Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.02%	[5]
5 Years	rr_AverageAnnualReturnYear05	5.42%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.80%	[5]

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[3]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.05% (Class A), 1.80% (Class C), 0.80% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5), 0.79% (Class Y), and 0.70% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
[5]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.